Other taxes and royalties - Summary of other taxes and royalties (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities [Abstract]
Royalties and others	$ 33,862	$ 12,642
Tax withholdings	1,603	7,205
Other	1,084	465
Total current other taxes and royalties	$ 36,549	$ 20,312